ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

At June 30, 2012, other accounts receivable represents those amounts the Company is owed for its goods and services tax return and from its former Chief Executive Officer.

Specifically, accounts receivable are detailed as follows:

		As at
	As at June 30, 2012	March 31, 2012
Due from gold and silver sales	$-	$323,570
Other receivables	27,179	34,435
TOTAL	$27,179	$358,005

4. ACCOUNTS RECEIVABLE

At March 31, 2012, trade accounts receivable represents those amounts the Company is owed for its gold and silver products delivered during the fiscal year.

Specifically, accounts receivable are detailed as follows:
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Due from gold and silver sales	$323,570	$-
Other receivables	34,435	29,892
TOTAL	$358,005	$29,892